ACCRUED SEVERANCE PAY, NET (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Of Non Controlling Interest [Abstract]
Schedule Of Payments For Postemployment Benefits

The amounts accrued and the amounts funded with managers’ insurance policies are as follows:

	December 31,
	2012	2011
Accrued severance pay	$3,900	$1,300
Less-amount funded	(2,762)	(1,072)
	$1,138	$228